The Bank - Additional Information (Detail)	12 Months Ended			12 Months Ended			12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Housing Development Finance Corporation Limited	Nov. 30, 2009 Housing Development Finance Corporation Limited Others	Jun. 02, 2008 Housing Development Finance Corporation Limited Others	Mar. 31, 2011 Stock Split	Jul. 16, 2011 Stock Split INR	Jul. 16, 2011 Stock Split After Stock Split INR
Significant Accounting Policies [Line Items]
Equity ownership interest of the bank's largest shareholder, Housing Development Finance Corporation Limited				23.40%
Description of the stock split	By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split resulting in a reduction in the par value of each equity share from Rs.10.0 to Rs. 2.0 per equity share effective as of July 16, 2011. The number of issued and subscribed equity shares increased to 2,326,128,420 shares of par value Rs.2.0 each. All share/ADS and per share/ADS data have been retroactively restated to reflect the effect of stock split. 1 ADS continues to represent 3 shares.						By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split resulting in a reduction in the par value of each equity share from Rs. 10.0 to Rs. 2.0 per equity share effective as of July 16, 2011.
Common stock, par value		2.0	2.0					10.0	2.0
Equity shares, issued	2,326,128,420		2,288,716,360					2,326,128,420
American depository shares ratio							3
Preferential offer of warrants, warrants issued						131,001,100
Preferential offer of warrants, exercise Price						306.03
Preferential offer of warrants, number equity shares called by warrants					131,001,100	131,001,100